Investment in Associates and Joint Venture - Joint Venture (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current
Total current assets	$ 438,888	$ 315,796	$ 438,888
Total current liabilities	(669,405)	(437,538)	(669,405)
Non-current
Total non-current assets	4,735,919	4,907,399	4,735,919
Total non-current liabilities	(2,522,280)	(3,135,804)	(2,522,280)
Consolidated statements of profit or loss
Revenues		668,637	618,344	$ 525,229
Profit for the year		(115,613)	126,398	84,209
Total comprehensive income for the year		(117,849)	126,089	91,244
Group's share in profit		1,627	1,800	1,159
Dividend declared		(193,436)	(178,028)	(121,071)
Joint ventures
Current
Total current assets	98,448		98,448
Total current liabilities	$ (98,448)		(98,448)
Consolidated statements of profit or loss
Revenues		$ 121,434	$ 346,170	$ 159,460
The Cool Pool Limited / Joint venture
Interest in joint venture
Equity interest in joint venture (as a percent)	50.00%